                                                     TRAK(R)
                   ----------------------------------------
                   Personalized Investment Advisory Service


                                Consulting Group
                             Capital Markets Funds
                         Multi-Strategy Market Neutral
                                  Investments

                               Semi-Annual Report

                               September 30, 1999


                                                 [LOGO OF SALOMON SMITH BARNEY]



            NOT FDIC INSURED . NOT BANK GUARANTEED . MAY LOSE VALUE

                     CONSULTING GROUP CAPITAL MARKETS FUNDS

TABLE OF CONTENTS

Shareholder Letter..........................................................   2
Schedule of Investments.....................................................   4
Statement of Assets and Liabilities.........................................  13
Statement of Operations.....................................................  14
Statement of Changes in Net Assets..........................................  15
Notes to Financial Statements...............................................  16
Financial Highlights........................................................  23

                     CONSULTING GROUP CAPITAL MARKETS FUNDS

Dear Shareholder:

Since the inception of Multi-Strategy Market Neutral Investments ("Portfolio") on May 10, 1999, the U.S. equity markets have seen substantial volatility. We are pleased to report that during the first five months of operation, the Portfolio has met its objective by producing capital appreciation while simultaneously limiting its exposure to stock market fluctuations.

The investment objective of the Portfolio is long-term capital appreciation, which is derived from stock selection and other strategies rather than general stock market movements. Each of these strategies involves taking both long and short positions in securities. The Portfolio employs three investment strategies: equity market neutral, convertible arbitrage and merger arbitrage. The Portfolio's assets are equal-weighted between each of the sub-advisors, however, such allocations may vary due to cash flows.

Market Overview

For the two years leading up to the second quarter of 1999, equity markets knew exactly where they were going. They knew who the leaders were. The leaders were the large cap growth companies -- even better -- the "mega" cap growth companies. However, in the second quarter, a sudden reversal occurred. Large cap issues under-performed smaller cap issues and value outperformed growth. Then, in the third quarter, some questions arose. These included questions about market leadership, questions about the direction of interest rates, and even questions about the sustainability of earnings. After advancing broadly throughout much of the second quarter, the stock market gave back some ground in late July, following the release of economic reports suggesting the economy may be growing too strongly, and wages rising too quickly, to suit the Federal Reserve. U.S. fixed income markets suffered from the same bout of inflation phobia. Bond prices fell, and bond yields, which move in the opposite direction of bond prices, rose.

The Portfolio

The Portfolio has performed in line with expectations. Since inception, the Portfolio has returned 5.50% through September 30, 1999, versus a negative 3.81% for the S&P 500 Index and 1.96% for the 90-day Treasury.* Historically, the returns from market neutral investing have not been closely correlated with the broader market indicies. This low correlation provides investors with an effective vehicle for portfolio diversification. The Portfolio has delivered consistent returns in a period of considerable U.S. stock market volatility and interest rates worries.

Consulting Group, as manager of the Portfolio, allocates the assets among sub-advisors, who employ three separate and distinct hedging strategies:

  . State Street Global Advisors ("SSGA") attempts to be beta, sector, dollar and capitalization neutral. The focus of SSGA is to construct a long portfolio of relatively undervalued stocks with solid growth potential, and a short portfolio of overvalued stocks with deteriorating growth characteristics. SSGA seeks to achieve the profile by applying quantitative techniques that employ a combination of relative value and growth factors mainly to mid- and large-capitalization equity securities.

  . Calamos Asset Management ("Calamos") employs a convertible arbitrage strategy. Calamos seeks market neutrality by purchasing qualified convertible securities then hedging the transaction by selling short the underlying common stock. To determine the appropriate hedge ratio, the firm will analyze the "delta ratio", which identifies the convertible security's sensitivity to changes in the underlying common stock price.

  .  Pegasus Investments, Inc. ("Pegasus") advises the merger arbitrage segment of the Portfolio. Pegasus seeks to profit from U.S. mergers and acquisitions where the target company is trading at a discount from its takeover price. Market neutrality is sought by hedging each merger transaction.
-------
* The performance data represents past performance and is not indicative of future results. The investment return and principal value of an investment in a fund will fluctuate and, therefore an investor's shares may be worth more or less than their original cost when redeemed.

As you can see, the sub-advisors ability to select individual securities is paramount to meeting the Portfolio's investment objective. Rather than benefiting from the market's general direction, the Portfolio must rely on stock selection and maintaining a truly neutral position. The Consulting Group closely monitors each sub-advisor with the objective of bringing the best skills available to the process.

We wish to thank you for the confidence you have shown in Consulting Group and your investment in Consulting Group Capital Markets Funds. As always, if you should have any questions or comments about the Consulting Group Capital Markets Funds, your Financial Consultant remains ready to assist you.

Sincerely,
/s/ Heath B. McLendon                 /s/ Frank L. Campanale


Heath B. McLendon                     Frank L. Campanale
Chairman of the Board of Trustees     Investment Officer of the Consulting
 of the Consulting Group Capital       Group Capital Markets Funds
 Markets Funds

October 15, 1999

 Schedule of Investments (unaudited)                         September 30, 1999

   SHARES                           SECURITY                            VALUE

--------------------------------------------------------------------------------
 COMMON STOCK -- 65.4%
--------------------------------------------------------------------------------
 Advertising -- 1.3%
       8,952 Outdoor Systems, Inc.*................................  $   320,035
--------------------------------------------------------------------------------
 Aerospace -- 0.5%
       2,100 Cordant Technologies, Inc. ...........................       63,919
       1,100 Rockwell International Corp. .........................       57,750
--------------------------------------------------------------------------------
                                                                         121,669
--------------------------------------------------------------------------------
 Aerospace & Defense -- 0.9%
       1,500 General Dynamics Corp.................................       93,658
       2,101 United Technologies Corp. ............................      124,615
--------------------------------------------------------------------------------
                                                                         218,273
--------------------------------------------------------------------------------
 Apparel -- 0.4%
       3,300 Jones Apparel Group, Inc.* ...........................       94,876
--------------------------------------------------------------------------------
 Automotive -- 1.6%
       2,300 Cummins Engine Co., Inc...............................      114,569
         900 Ford Motor Co.........................................       45,168
       5,300 Meritor Automotive Inc. ..............................      110,637
       1,500 Navistar International Corp. .........................       69,750
       1,900 Snap-On Inc. .........................................       61,750
--------------------------------------------------------------------------------
                                                                         401,874
--------------------------------------------------------------------------------
 Banking -- 4.5%
       3,146 BankBoston Corp. .....................................      136,459
       1,400 Chase Manhattan Corp. ................................      105,525
       2,788 CNB Bancshares, Inc. .................................      147,764
       5,400 F & M Bancorp Inc. of Wisconsin.......................      187,650
       3,000 Fleet Financial Group Inc. ...........................      109,875
       1,600 PNC Bank Corp. .......................................       84,300
       8,445 Premier Bancshares Inc. ..............................      147,787
       1,500 UST Corp. ............................................       46,125
       3,480 Western Bancorp.......................................      134,415
--------------------------------------------------------------------------------
                                                                       1,099,900
--------------------------------------------------------------------------------
 Banks - Money Center -- 1.6%
       8,454 First Security Corp. .................................      201,048
         700 J.P. Morgan & Co. Inc. ...............................       79,975
       2,800 UnionBanCal Corp. ....................................      101,500
--------------------------------------------------------------------------------
                                                                         382,523
--------------------------------------------------------------------------------
 Beverages -- 0.4%
       1,300 Anheuser-Busch Co., Inc. .............................       91,083
--------------------------------------------------------------------------------
 Broadcasting -- TV, Cable & Radio -- 1.8%
       8,264 Century Communications Corp., Class A Shares*.........      377,046
       2,400 Infinity Broadcasting Corp.* .........................       70,350
--------------------------------------------------------------------------------
                                                                         447,396
--------------------------------------------------------------------------------
 Building Materials -- 2.3%
       2,000 American Standard Co.* ...............................       76,750
       3,000 Lone Star Industries, Inc. ...........................      149,626
      11,000 MacMillan Bloedel Ltd. ...............................      172,562
       4,500 Sherwin-Williams Co. .................................       94,218
       1,700 USG Corp. ............................................       80,750
--------------------------------------------------------------------------------
                                                                         573,906
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedule of Investments (unaudited) (continued)             September 30, 1999

   SHARES                           SECURITY                           VALUE

-------------------------------------------------------------------------------
 Business Publishing -- 0.3%
       3,200 Reynolds & Reynolds Co., Class A Shares..............  $    65,200
-------------------------------------------------------------------------------
 Chemicals -- 1.0%
       1,100 FMC Corp* ...........................................       53,076
          43 Rohm & Haas Co. .....................................        1,585
       5,300 Solutia, Inc. .......................................       94,737
       5,600 W.R. Grace & Co.*....................................       89,950
-------------------------------------------------------------------------------
                                                                        239,348
-------------------------------------------------------------------------------
 Commercial Services -- 0.5%
       4,300 The Servicemaster Co. ...............................       69,069
       2,300 Viad Corp. ..........................................       67,850
-------------------------------------------------------------------------------
                                                                        136,919
-------------------------------------------------------------------------------
 Communications - Equipment -- 0.9%
       9,259 Saville Systems PLC ADR..............................      135,992
       1,700 Tellabs, Inc. .......................................       96,793
-------------------------------------------------------------------------------
                                                                        232,785
-------------------------------------------------------------------------------
 Computer Software -- 1.7%
         500 America Online, Inc. ................................       52,000
       1,000 BMC Software, Inc.*..................................       71,564
       1,200 Cisco Systems, Inc. .................................       82,275
       1,600 Computer Associates International, Inc. .............       98,000
         600 Network Solutions Inc. ..............................       55,125
       3,600 Sterling Software, Inc.* ............................       72,000
-------------------------------------------------------------------------------
                                                                        430,964
-------------------------------------------------------------------------------
 Computers -- 2.6%
       3,800 American Management Systems Inc.* ...................       97,494
       1,600 Apple Computer, Inc.* ...............................      101,300
      10,000 Data General Corp. ..................................      210,625
         500 International Business Machines Corp. ...............       60,687
       1,000 Lexmark International Group, Inc., Class A Shares....       80,500
       1,900 Unisys Corp.* .......................................       85,737
-------------------------------------------------------------------------------
                                                                        636,343
-------------------------------------------------------------------------------
 Consumer Non-Durables -- 0.4%
       1,400 Best Buy Co., Inc. ..................................       86,888
-------------------------------------------------------------------------------
 Consumer Products -- 0.9%
       3,000 Premark International Inc. ..........................      151,500
       3,200 Tupperware Corp. ....................................       64,800
-------------------------------------------------------------------------------
                                                                        216,300
-------------------------------------------------------------------------------
 Consumer Services -- 0.9%
       2,600 Lancaster Colony Corp. ..............................       83,200
       1,363 Tyco International Ltd. .............................      140,758
-------------------------------------------------------------------------------
                                                                        223,958
-------------------------------------------------------------------------------
 Drugs & Health Care -- 1.2%
       1,600 Amgen Inc. ..........................................      130,400
       1,100 Bristol-Myers Squibb Co. ............................       74,250
       1,000 Johnson & Johnson....................................       91,875
-------------------------------------------------------------------------------
                                                                        296,525
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedule of Investments (unaudited) (continued)             September 30, 1999

   SHARES                           SECURITY                            VALUE

--------------------------------------------------------------------------------
 Electronics -- 1.6%
       2,800 Altera Corp...........................................  $   121,450
         800 Avnet, Inc. ..........................................       33,600
       1,700 EMC Corp. ............................................      121,445
       1,400 Texas Instruments Inc. ...............................      115,150
--------------------------------------------------------------------------------
                                                                         391,645
--------------------------------------------------------------------------------
 Electronics - Semiconductor -- 1.6%
       3,630 AFC Cable Systems Inc.*...............................      154,275
       5,731 Unitrode Corp.*.......................................      240,703
--------------------------------------------------------------------------------
                                                                         394,978
--------------------------------------------------------------------------------
 Entertainment -- 0.8%
       1,800 Carnival Corp. .......................................       78,300
       4,000 Harrah's Entertainment Inc.*..........................      111,000
--------------------------------------------------------------------------------
                                                                         189,300
--------------------------------------------------------------------------------
 Finance -- 0.9%
       1,600 Countrywide Credit Industries, Inc....................       51,600
       1,600 PaineWebber Group, Inc. ..............................       58,000
       3,100 SouthTrust Corp. .....................................      111,213
--------------------------------------------------------------------------------
                                                                         220,813
--------------------------------------------------------------------------------
 Financial Services -- 1.6%
       2,000 Ambac Financial Group, Inc. ..........................       94,750
       1,200 AXA Financial, Inc. ..................................       66,975
       2,800 Metris Cos. Inc. .....................................       82,425
       3,000 MGIC Investment Corp. ................................      143,250
          40 Radian Group, Inc. ...................................        1,730
--------------------------------------------------------------------------------
                                                                         389,130
--------------------------------------------------------------------------------
 Food Processing -- 0.5%
       2,700 Dean Foods Co.........................................      117,619
--------------------------------------------------------------------------------
 Food Wholesalers -- 0.7%
       5,200 SUPERVALU, Inc. ......................................      113,425
       2,800 U.S. Foodservice......................................       50,400
--------------------------------------------------------------------------------
                                                                         163,825
--------------------------------------------------------------------------------
 Foods -- 1.1%
       3,900 IBP, Inc. ............................................       96,283
       5,800 International Home Foods, Inc.* ......................      101,500
       1,600 Tricon Global Restaurants, Inc.* .....................       65,500
--------------------------------------------------------------------------------
                                                                         263,283
--------------------------------------------------------------------------------
 Foods & Beverages -- 0.2%
       1,700 Keebler Foods Co.*....................................       50,788
--------------------------------------------------------------------------------
 Health Care -- 0.6%
       3,300 Trigon Healthcare, Inc.*..............................       95,288
         800 Wellpoint Health Networks Inc.* ......................       45,600
--------------------------------------------------------------------------------
                                                                         140,888
--------------------------------------------------------------------------------
 Hotels/Motels -- 0.9%
       6,985 Promus Hotel Corp.*...................................      227,450
--------------------------------------------------------------------------------
 Housing & Home Furnishings -- 0.4%
       5,700 Shaw Industries Inc. .................................       90,488
--------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedule of Investments (unaudited) (continued)             September 30, 1999

   SHARES                           SECURITY                            VALUE

--------------------------------------------------------------------------------
 Insurance -- 1.2%
          64 Aegon N.V., American Registered Shares................  $     5,539
       2,400 Hartford Life, Inc., Class A Shares...................      118,200
       1,000 Orion Capital Corp. ..................................       47,375
       2,850 The PMI Group Inc. ...................................      116,493
--------------------------------------------------------------------------------
                                                                         287,607
--------------------------------------------------------------------------------
 Investment Company -- 0.2%
       1,000 Lehman Brothers Holdings Inc. ........................       58,312
--------------------------------------------------------------------------------
 Machinery - Diversified -- 1.3%
       1,600 Applied Materials, Inc.*..............................      124,600
       2,200 Trinity Industries, Inc. .............................       67,925
       3,300 York International Corp. .............................      118,594
--------------------------------------------------------------------------------
                                                                         311,119
--------------------------------------------------------------------------------
 Media Group -- 0.3%
       1,800 The New York Times Co., Class A Shares................       67,500
--------------------------------------------------------------------------------
 Medical Products & Supplies -- 0.9%
       1,200 Boston Scientific Corp. ..............................       29,625
       4,000 Perclose Inc.* .......................................      186,250
--------------------------------------------------------------------------------
                                                                         215,875
--------------------------------------------------------------------------------
 Natural Gas -- 1.6%
       3,000 Consolidated Natural Gas Co.@ ........................      187,125
       5,000 Sonat Inc. ...........................................      198,437
--------------------------------------------------------------------------------
                                                                         385,562
--------------------------------------------------------------------------------
 Pharmaceutical -- 4.6%
       6,450 ALZA Corp.*...........................................      276,140
       5,047 Centocor, Inc.* ......................................      295,564
         900 IDEC Pharmaceuticals Corp.* ..........................       84,629
       4,900 IVAX Corp.*...........................................       80,850
       3,600 Mylan Laboratories Inc. ..............................       66,150
       7,400 Roberts Pharmaceutical Corp.*  .......................      223,850
       2,200 Schering-Plough Corp. ................................       95,975
--------------------------------------------------------------------------------
                                                                       1,123,158
--------------------------------------------------------------------------------
 Printing -- 1.0%
       6,406 World Color Press Inc. ...............................      238,623
--------------------------------------------------------------------------------
 Publishing -- 1.4%
       1,900 Central Newspapers, Inc., Class A Shares..............       84,550
       1,200 Knight-Ridder, Inc. ..................................       65,850
       2,400 Tribune Co. ..........................................      119,400
       1,800 Valassis Communications, Inc. ........................       79,087
--------------------------------------------------------------------------------
                                                                         348,887
--------------------------------------------------------------------------------
 Real Estate -- 0.9%
      14,500 Berkshire Realty Co. .................................      174,000
       6,000 Host Marriott Corp. ..................................       57,000
--------------------------------------------------------------------------------
                                                                         231,000
--------------------------------------------------------------------------------
 Recreation -- 0.4%
       4,100 Brunswick Corp. ......................................      101,987
--------------------------------------------------------------------------------
 Retail -- 4.0%
          20 Albertson's Inc. .....................................          792
       1,600 Dayton Hudson Corp. ..................................       96,100
       1,700 Federated Department Stores, Inc.*....................       74,269

                       See Notes to Financial Statements.

 Schedule of Investments (unaudited) (continued)             September 30, 1999

   SHARES                          SECURITY                           VALUE

------------------------------------------------------------------------------
 Retail -- 4.0% (continued)
      2,600 The Great Atlantic & Pacific Tea Co., Inc. ..........  $    78,812
      1,600 Home Depot, Inc. ....................................      109,800
      1,900 Kroger Co. ..........................................       41,918
      6,400 Ross Stores, Inc. ...................................      128,800
      1,700 Tandy Corp. .........................................       87,868
      4,000 TJX Cos. Inc. .......................................      112,250
      4,100 Toys "R" Us, Inc.*...................................       61,500
      2,200 Wal-Mart Stores, Inc. ...............................      104,637
      2,000 Zale Corp.*..........................................       76,625
------------------------------------------------------------------------------
                                                                       973,371
------------------------------------------------------------------------------
 Savings & Loan Associatons -- 1.2%
      4,500 Peoples Heritage Financial Group, Inc. ..............       74,812
      1,244 Reliance Bancorp Inc. ...............................       46,805
      7,476 St. Paul Bancorp Inc.................................      171,013
------------------------------------------------------------------------------
                                                                       292,630
------------------------------------------------------------------------------
 Telecommunications -- 4.7%
      2,800 ADC Telecommunications, Inc.*........................      117,425
         50 Global Crossing Ltd.* ...............................        1,325
      1,500 Lucent Technologies Inc. ............................       97,313
      3,200 MediaOne Group, Inc. ................................      218,600
      7,594 Omnipoint Corp. .....................................      424,314
        400 QUALCOMM, Inc. ......................................       75,675
      4,000 U.S. West Inc. ......................................      228,250
------------------------------------------------------------------------------
                                                                     1,162,902
------------------------------------------------------------------------------
 Telecommunications Equipment -- 0.6%
      3,987 Excel Switching Corp. ...............................      143,033
------------------------------------------------------------------------------
 Telephone -- 2.5%
      1,019 ALLTEL Corp. ........................................       71,712
      1,529 Ameritech Corp. .....................................      102,729
      2,000 BellSouth Corp. .....................................       90,000
      2,200 CenturyTel, Inc. ....................................       89,375
     13,561 iMALL Inc.*..........................................      253,421
------------------------------------------------------------------------------
                                                                       607,237
------------------------------------------------------------------------------
 Television -- 1.8%
     11,993 King World Productions, Inc.*........................      449,737
------------------------------------------------------------------------------
 Travel Services -- 0.2%
      1,500 Sabre Holdings Inc.*.................................       64,500
------------------------------------------------------------------------------
            TOTAL COMMON STOCK (Cost -- $16,093,030).............   16,020,012
------------------------------------------------------------------------------
 PREFERRED STOCK -- 8.6%
------------------------------------------------------------------------------
 Automotive -- 1.0%
      3,500 Tower Automotive Capital Trust, 6.75% Exchangeable
             6/30/18.............................................      141,967
      3,000 United Rentals Inc., 6.50% Exchangeable 8/1/28.......      109,125
------------------------------------------------------------------------------
                                                                       251,092
------------------------------------------------------------------------------
 Building Materials -- 0.7%
      4,200 Owens Corning, 6.50% Exchangeable 5/10/25............      164,325
------------------------------------------------------------------------------
 Computer Software -- 1.0%
      3,000 PSINet Inc., Series C, 6.75% Exchangeable 12/31/49...      120,750
      3,000 Verio Inc., 6.75% Exchangeable 12/31/49..............      129,375
------------------------------------------------------------------------------
                                                                       250,125
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedule of Investments (unaudited) (continued)             September 30, 1999

   SHARES                         SECURITY                            VALUE

-------------------------------------------------------------------------------
 Electronics -- 0.6%
      2,400 Pioneer Standard Electric, 6.75% Exchangeable
             3/31/28............................................   $    133,500
-------------------------------------------------------------------------------
 Energy -- 1.8%
      2,800 AES Trust, 5.50% Exchangeable 9/30/12...............        160,650
      3,500 CalEnergy Capital Trust, 6.50% Exchangeable 9/1/27..        148,750
      2,375 Pogo Trust, 6.50% Exchangeable 6/1/29...............        125,134
-------------------------------------------------------------------------------
                                                                        434,534
-------------------------------------------------------------------------------
 Food Services -- 0.2%
      1,300 Avado Financing, 3.50% Exchangeable 3/1/27..........         38,837
-------------------------------------------------------------------------------
 Insurance -- 0.5%
      3,200 Frontier Insurance Co., 6.25% Exchangeable
             10/15/26...........................................        118,800
-------------------------------------------------------------------------------
 Medical Products & Supplies -- 0.5%
      3,500 Owens & Minor Trust, 5.375% Exchangeable 4/13/13....        120,750
-------------------------------------------------------------------------------
 Petroleum -- 1.0%
      2,500 Newfield Financial Trust, 6.50% Exchangeable
             8/15/29............................................        136,250
      2,600 Tosco Financing Trust, 5.75% Exchangeable 12/15/26..        119,600
-------------------------------------------------------------------------------
                                                                        255,850
-------------------------------------------------------------------------------
 Telecommunications -- 0.1%
      1,400 Metromedia International Group, 7.25% Exchangeable
             12/31/49...........................................         34,475
-------------------------------------------------------------------------------
 Transportation -- 1.2%
      2,900 Arkansas Best Corp., Series A, $2.875 Exchangeable
             12/31/49...........................................        121,800
      1,750 CNF Trust, Series A, 5.00% Exchangeable 6/1/12......         93,625
      1,800 Union Pacific Capital Trust, 6.25% Exchangeable
             4/1/28.............................................         82,800
-------------------------------------------------------------------------------
                                                                        298,225
-------------------------------------------------------------------------------
            TOTAL PREFERRED STOCK (Cost -- $2,259,820)..........      2,100,513
-------------------------------------------------------------------------------
    FACE
   AMOUNT                         SECURITY                            VALUE

-------------------------------------------------------------------------------
 CORPORATE CONVERTIBLE BONDS -- 17.7%
-------------------------------------------------------------------------------
 Advertising -- 0.8%
 $  150,000 Lamar Advertising, 5.250% due 9/15/06...............        189,562
-------------------------------------------------------------------------------
 Auto Trucks & Parts -- 1.3%
    225,000 Standard Motor Products, 6.750% due 7/15/09.........        198,843
    140,000 Magna International Inc., 4.875% due 2/15/05........        127,050
-------------------------------------------------------------------------------
                                                                        325,893
-------------------------------------------------------------------------------
 Broadcasting -- 0.7%
    260,000 Jacor Communications Inc., zero coupon due 2/9/18...        160,225
-------------------------------------------------------------------------------
 Computer - Software -- 3.5%
    140,000 Activision, Inc., 6.750% due 1/1/05.................        156,275
     80,000 Affil Computer Services, Inc., 4.000% due 3/15/05...         91,200
    100,000 Amazon.com, Inc., 4.750% due 2/1/09.................        115,125
    150,000 BEA Systems, Inc., 4.000% due 6/15/05...............        214,594
    100,000 Safeguard Scientifics, Inc., 5.000% due 6/15/06+....        110,500

                       See Notes to Financial Statements.

 Schedule of Investments (unaudited) (continued)             September 30, 1999

    FACE
   AMOUNT                         SECURITY                           VALUE

------------------------------------------------------------------------------
 Computer - Software -- 3.5% (continued)
 $   40,000 Siebel Systems, Inc., 5.500% due 9/15/06+...........  $     40,150
    130,000 VerticalNet, Inc., 5.250% due 9/27/04+..............       135,362
------------------------------------------------------------------------------
                                                                       863,206
------------------------------------------------------------------------------
 Diversified Manufacturing -- 0.7%
    185,000 Mark IV Industries, Inc., 4.750% due 11/1/04........       159,562
------------------------------------------------------------------------------
 Electrical -- 1.6%
    170,000 EMCOR Group Inc., 5.750% due 4/1/05.................       157,675
    100,000 Sanmina Corp., 4.250% due 5/1/04....................       111,250
    200,000 Solectron Corp., zero coupon due 1/27/19+...........       123,000
------------------------------------------------------------------------------
                                                                       391,925
------------------------------------------------------------------------------
 Finance -- 0.9%
    100,000 Ameritrade Holding Corp., 5.750% due 8/1/04+........        73,250
    165,000 Financial Federal Corp., 4.500% due 5/1/05..........       142,312
------------------------------------------------------------------------------
                                                                       215,562
------------------------------------------------------------------------------
 Machinery - Diversified -- 0.4%
    130,000 Robbins & Myers, Inc., 6.500% due 9/1/03............       105,137
------------------------------------------------------------------------------
 Medical Services & Supplies -- 1.4%
    130,000 Affymertrix, Inc., 5.000% due 10/1/06+..............       124,150
    120,000 Aviron, 5.750% due 4/1/05...........................       110,100
    200,000 Wellpoint Health Networks Inc., zero coupon due
             7/2/19.............................................       117,000
------------------------------------------------------------------------------
                                                                       351,250
------------------------------------------------------------------------------
 Miscellaneous -- 0.7%
    100,000 CUC International, 3.000% due 2/15/02...............        92,500
    100,000 Net B@nk, Inc., 4.750% due 6/1/04...................        84,500
------------------------------------------------------------------------------
                                                                       177,000
------------------------------------------------------------------------------
 Oilfield Services -- 1.1%
     50,000 Pride International, Inc., 6.250% due 2/15/06.......        58,937
    225,000 Seacor Holdings, 5.375% due 11/15/06................       216,843
------------------------------------------------------------------------------
                                                                       275,780
------------------------------------------------------------------------------
 Pharmaceuticals -- 1.1%
    100,000 Alpharma Inc., 3.000% due 6/1/06....................       120,625
    280,000 Elan International Ltd., zero coupon due 12/14/18...       160,650
------------------------------------------------------------------------------
                                                                       281,275
------------------------------------------------------------------------------
 Publishing -- 0.4%
    100,000 Mail-Well Inc., 5.000% due 11/1/02..................        97,000
------------------------------------------------------------------------------
 Retail -- 1.7%
    100,000 Action Performance Cos., Inc., 4.750% due 4/1/05....        69,625
    120,000 Genesco Inc., 5.500% due 4/15/05....................       103,050
    100,000 Michaels Stores, Inc., 6.750% due 1/15/03...........        96,500
    150,000 Pier 1 Imports, Inc., 5.750% due 10/1/03............       147,750
------------------------------------------------------------------------------
                                                                       416,925
------------------------------------------------------------------------------
 Telecommunications -- 1.4%
    140,000 MRV Communications, Inc., 5.000% due 6/15/03........       146,300
    200,000 Telefonos de Mexico SA, 4.250% due 6/15/04..........       189,750
------------------------------------------------------------------------------
                                                                       336,050
------------------------------------------------------------------------------
            TOTAL CORPORATE CONVERTIBLE BONDS (Cost --
              $4,362,858).......................................     4,346,352
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedule of Investments (unaudited) (continued)             September 30, 1999

   SHARES                          CONTRACT                           VALUE

------------------------------------------------------------------------------
 PURCHASED OPTIONS* -- 1.4%
------------------------------------------------------------------------------
 Banks -- 0.2%
             UST Corp.:
       5,000 Call @ $25, Expire 1/22/00..........................  $    30,625
       1,500 Call @ $22.5, Expire 1/22/00........................       12,750
------------------------------------------------------------------------------
                                                                        43,375
------------------------------------------------------------------------------
 Banks - Commercial -- 0.2%
       2,000 First American Corp. Call @ $35 Expire 12/18/99.....       16,250
             Republic of New York Corp.:
         300 Call @ $55, Expire 12/18/99.........................        2,963
       2,700 Call @ $65, Expire 12/18/99.........................        7,425
         400 Call @ $55, Expire 1/22/00..........................        4,050
       1,500 Call @ $60, Expire 1/22/00..........................        9,750
------------------------------------------------------------------------------
                                                                        40,438
------------------------------------------------------------------------------
 Communications - Equipment -- 0.0%
       4,800 Saville Systems PLC ADR Call @ $12.5, Expire
              11/20/99...........................................       10,800
------------------------------------------------------------------------------
 Computers -- 0.0%
       1,000 Platinum Technology Inc. Call @ $25, Expire
              12/18/99...........................................        4,250
------------------------------------------------------------------------------
 Energy -- 0.2%
             Atlantic Richfield Co.:
       1,600 Call @ $65, Expire 1/22/00..........................       37,800
       1,500 Call @ $75, Expire 1/22/00..........................       22,500
------------------------------------------------------------------------------
                                                                        60,300
------------------------------------------------------------------------------
 Food Processing -- 0.1%
             Hannaford Brothers Co.:
         600 Call @ $60, Expire 4/22/00..........................        7,800
       1,900 Call @ $70, Expire 4/22/00..........................       10,688
------------------------------------------------------------------------------
                                                                        18,488
------------------------------------------------------------------------------
 Insurance -- 0.3%
             Orion Capital Corp.:
       8,300 Call @ $40, Expire 2/19/00..........................       69,513
         700 Call @ $45, Expire 2/19/00..........................        2,625
------------------------------------------------------------------------------
                                                                        72,138
------------------------------------------------------------------------------
 Natural Gas -- 0.2%
       2,200 Consolidated Natural Gas Co. Call @ $60, Expire
              1/22/00............................................        8,525
       3,300 Sonat Inc. Call @ $30, Expire 10/16/99..............       31,350
------------------------------------------------------------------------------
                                                                        39,875
------------------------------------------------------------------------------
 Real Estate Investment Trust -- 0.0%
       2,900 Trinet Corp. Realty Trust, Inc. Call @ $35, Expire
              12/18/99...........................................          362
------------------------------------------------------------------------------
 Telecommunications -- 0.0%
       2,000 SkyTel Communications, Inc. Call @ $15, Expire
              1/22/00............................................        7,000
------------------------------------------------------------------------------
 Telephone Services -- 0.1%
             Ameritech Corp.:
       1,100 Call @ $60, Expire 10/16/99.........................        7,975
       1,100 Call @ $60, Expire 1/22/00..........................       10,175
------------------------------------------------------------------------------
                                                                        18,150
------------------------------------------------------------------------------
 Waste Management -- 0.1%
       7,400 Browning Ferris Industries, Inc. Call @ $40, Expire
              12/18/99...........................................       35,150
------------------------------------------------------------------------------
             TOTAL PURCHASED OPTIONS (Cost -- $384,772)..........      350,326
------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Schedule of Investments (unaudited) (continued)             September 30, 1999

    FACE
   AMOUNT                          SECURITY                            VALUE

--------------------------------------------------------------------------------
 REPURCHASE AGREEMENT -- 6.9%
 $1,700,000 J. P. Morgan Securities Inc., 5.250% due 9/1/99;
            Proceeds at maturity -- $1,700,248;
            (Fully collateralized by U.S. Treasury Inflation
            Index Bonds, 3.375% to 3.875% due 1/15/07 to 1/15/09;
            Market value -- $1,732,950; (Cost -- $1,700,000).....   $  1,700,000
--------------------------------------------------------------------------------
            TOTAL INVESTMENTS -- 100% (Cost -- $24,800,480**)....   $ 24,517,203
--------------------------------------------------------------------------------

* Non-income producing security.
@ Security is segregated by Custodian for written options.
+ Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers.
** Aggregate cost for Federal income tax purposes is substantially the same.
                       See Notes to Financial Statements.

 Statement of Assets and Liabilities (unaudited______________September)30, 1999

ASSETS:
 Investments, at value (Cost -- $24,800,480)...................... $24,517,203
 Cash.............................................................     161,928
 Receivable for open short sales..................................  17,891,077
 Receivable for securities sold...................................     111,744
 Dividends and interest receivable................................      69,517
 Receivable for Fund shares sold..................................      37,240
 Receivable from Manager..........................................      22,997
-------------------------------------------------------------------------------
 Total Assets.....................................................  42,811,706
-------------------------------------------------------------------------------
LIABILITIES:
 Payable for open short sales.....................................  16,980,902
 Payable for securities purchased.................................   1,510,313
 Written options..................................................     174,588
 Dividends payable................................................      21,537
 Payable for short sales closed...................................      17,752
 Accrued expenses.................................................      73,725
-------------------------------------------------------------------------------
 Total Liabilities................................................  18,778,817
-------------------------------------------------------------------------------
Total Net Assets.................................................. $24,032,889
-------------------------------------------------------------------------------
NET ASSETS:
 Par value of shares of beneficial interest....................... $     2,849
 Capital paid in excess of par value..............................  23,126,153
 Accumulated net investment loss..................................        (295)
 Accumulated net realized gain on investments, options and short
  sale transactions...............................................     261,305
 Net unrealized appreciation of investments, options and short
  sale transactions...............................................     642,877
-------------------------------------------------------------------------------
Total Net Assets.................................................. $24,032,889
-------------------------------------------------------------------------------
Shares Outstanding................................................   2,849,099
-------------------------------------------------------------------------------
Net Asset Value, per share (and redemption price).................       $8.44
-------------------------------------------------------------------------------

                       See Notes to Financial Statements.

 Statement of Operations (unaudited)_________For the Period Ended September 30, 1999(a)

INVESTMENT INCOME:
 Interest............................................................  $119,826
 Dividends...........................................................    75,455
 Less: Dividend expense on short sales...............................   (58,673)
--------------------------------------------------------------------------------
 Total Investment Income.............................................   136,608
--------------------------------------------------------------------------------
EXPENSES:
 Management fees (Note 2)............................................    97,611
 Shareholder communications..........................................    35,781
 Administration fees (Note 2)........................................    14,288
 Registration fees...................................................    13,460
 Audit and legal.....................................................    12,758
 Custody.............................................................     6,000
 Shareholder and system servicing fees...............................     5,766
 Trustees' fees......................................................     1,142
 Pricing service fees................................................       300
 Other...............................................................       952
--------------------------------------------------------------------------------
 Total Expenses......................................................   188,058
 Less: Management and administration fee waivers (Note 2)............   (51,155)
--------------------------------------------------------------------------------
 Net Expenses........................................................   136,903
--------------------------------------------------------------------------------
Net Investment Loss..................................................      (295)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS
AND SHORT SALE TRANSACTIONS (NOTES 3, 5 AND 7):
 Realized Gain From:
 Security transactions (excluding short-term securities).............    58,306
 Purchased options...................................................   (55,840)
 Written options.....................................................   145,042
 Short sale transactions.............................................   113,797
--------------------------------------------------------------------------------
 Net Realized Gain...................................................   261,305
--------------------------------------------------------------------------------
 Change in Net Unrealized Appreciation of Investments, Options and
  Short Sale Transactions:
 Beginning of period.................................................        --
 End of period.......................................................   642,877
--------------------------------------------------------------------------------
 Increase in Net Unrealized Appreciation.............................   642,877
--------------------------------------------------------------------------------
Net Gain on Investments, Options and Short Sales.....................   904,182
--------------------------------------------------------------------------------
Increase in Net Assets From Operations...............................  $903,887
--------------------------------------------------------------------------------

(a) For the period from May 10, 1999 (commencement of operations) to September 30, 1999.

                       See Notes to Financial Statements.

 Statement of Changes in Net Assets (unaudited_____For)the Year Ended September 30, 1999(a)

--------------------------------------------------------------------------------
OPERATIONS:
 Net investment loss..............................................  $      (295)
 Net realized gain................................................      261,305
 Increase in net unrealized appreciation..........................      642,877
--------------------------------------------------------------------------------
 Increase in Net Assets from Operations...........................      903,887
--------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
 Net investment income............................................           --
--------------------------------------------------------------------------------
 Decrease in Net Assets From
 Distributions to Shareholders....................................           --
--------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 8):
 Net proceeds from sale of shares.................................   27,236,778
 Net asset value of shares issued for reinvestment of dividends...           --
 Cost of shares reacquired........................................   (4,107,776)
--------------------------------------------------------------------------------
 Increase in Net Assets From Fund Share Transactions..............   23,129,002
--------------------------------------------------------------------------------
Increase in Net Assets............................................   24,032,889
NET ASSETS:
 Beginning of period..............................................           --
--------------------------------------------------------------------------------
 End of period*...................................................  $24,032,889
--------------------------------------------------------------------------------
* Includes accumulated net investment loss of:                            $(295)
--------------------------------------------------------------------------------

(a)For the period from May 10, 1999 (commencement of operations) to September 30, 1999.

                       See Notes to Financial Statements.

 Notes to Financial Statements (unaudited)
  1. Significant Accounting Policies

  Multi-Strategy Market Neutral Investments ("Portfolio"), a separate investment Fund of Consulting Group Capital Markets Funds ("Fund"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of this Fund and sixteen separate investment portfolios:
Government Money Investments, High Yield Investments, Intermediate Fixed Income Investments, Long-Term Bond Investments, Municipal Bond Investments, Mortgage Backed Investments, Balanced Investments, Large Capitalization Value Equity Investments, Large Capitalization Growth Investments, Small Capitalization Value Equity Investments, Small Capitalization Growth Investments, International Equity Investments, International Fixed Income Investments, Emerging Markets Equity Investments, S&P 500 Investments and Multi-Strategy Fixed Income Investments. The financial statements and financial highlights for the other Funds are presented in a separate shareholder report.

  The significant accounting policies consistently followed by the Portfolio are: (a) security transactions are accounted for on trade date; (b) securities traded on national securities markets are valued at the closing prices on such markets or, if there were no sales during the day, at current quoted bid price; securities primarily traded on foreign exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when a significant occurrence subsequent to the time a value was so established is likely to have significantly changed the value then the fair value of those securities will be determined by consideration of other factors by or under the direction of the Board of Trustees; securities traded in the over-the-counter market are valued on the basis of the bid price at the close of business on each day; certain debt securities of U.S. issuers (other than U.S. government securities and short-term investments) are valued at the mean between the quoted bid and ask prices; U.S. government agencies and obligations are valued at the mean between the bid and ask prices; (c) securities maturing within 60 days are valued at cost plus accreted discount, or minus amortized premium, which approximates value; (d) dividend income is recorded on the ex-dividend date except that foreign dividends are recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence; and interest income is recorded on an accrual basis; (e) gains or losses on the sale of securities are calculated by using the specific identification method;
(f) dividends and distributions to shareholders are recorded on the ex-dividend date; (g) the accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rate of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. Differences between income or expense amounts recorded and collected or paid are adjusted when reported by the custodian bank; (h) the Portfolio intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to relieve it from substantially all Federal income and excise taxes; (i) the character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; and (j) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

  In addition, the portfolio may from time to time enter into futures contracts in order to hedge market risk. Also, the Portfolio may enter into forward exchange contracts in order to hedge against foreign currency risk. These contracts are marked to market daily, by recognizing the difference between the contract exchange rate and the current market rate as an unrealized gain or loss. Realized gains or losses are recognized when contracts are settled.

  2. Investment Advisory Agreement, Administration Agreement and Other Transactions

  The Fund has entered into an investment management agreement ("Management Agreement") with SSB Citi Fund Management LLC ("SSBC"), a subsidiary of Salomon Smith Barney Holdings Inc. ("SSBH"). The Consulting Group ("Manager"), a division of SSBC provides investment evaluation services with respect to the investment advisors of the Fund. SSBC has entered into an investment advisory agreement with each advisor selected for the Portfolio (collectively, "Advisors").

  Under the Management Agreement, the Portfolio pays SSBC a fee, calculated daily and paid monthly, based on the rates applied to the value of the Portfolio's average daily net assets. In addition, SSBC pays each Advisor, based on the rates applied to the Portfolio's average daily net assets on a monthly basis. The applicable management fee and advisory fee paid by SSBC to each Advisor are indicated below:

                                                                        Annual
                                                             Advisory Management
Advisors                                                       Fee       Fee
--------------------------------------------------------------------------------
Calamos Asset Management....................................   1.00%     1.80%
Pegasus Investments, Inc....................................   1.20      1.80
State Street Global Advisors................................   1.00      1.80
--------------------------------------------------------------------------------

  SSBC also acts as the Fund's administrator for which the Fund pays a fee calculated at an annual rate of 0.20% of the average daily net assets of the Portfolio. This fee is calculated daily and paid monthly.

  For the period ended September 30, 1999, the manager waived $6,830 of its administration fee and $44,325 of its management fee.

  For the period ended September 30, 1999, Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH and its affiliates, received brokerage commissions of approximately $17,912.

  All officers and one Trustee of the Fund are employees of SSB.

  3. Investments

  During the period ended September 30, 1999, the aggregate cost of purchases and proceeds from sales of investments (including maturities, but excluding short-term securities) were as follows:

--------------------------------------------------------------------------------
Purchases........................................................... $35,971,670
--------------------------------------------------------------------------------
Sales...............................................................  11,072,159
--------------------------------------------------------------------------------

  At September 30, 1999, the aggregate gross unrealized appreciation and depreciation of investments for Federal income tax purposes were substantially as follows:

-------------------------------------------------------------------------------
Gross unrealized appreciation..................................... $ 1,266,795
Gross unrealized depreciation.....................................  (1,550,072)
-------------------------------------------------------------------------------
Net unrealized depreciation....................................... $  (283,277)
-------------------------------------------------------------------------------

  4. Futures Contracts

  Initial margin deposits made upon entering into futures contracts are recognized as assets. Securities equal to the initial margin amount are segregated by the custodian in the name of the broker. Additional securities are also segregated up to the current market value of the futures contract. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received and recognized as assets due from or liabilities due to broker, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio's basis in the contract.

  The Portfolio enters into such contracts to hedge a portion of its portfolio. The Portfolio bears the market risk that arises from changes in the value of the financial instruments and securities indices (futures contracts) and the credit risk should a counterparty fail to perform under such contracts.

  At September 30, 1999, the Portfolio had no open futures contracts.

  5. Option Contracts

  Premiums paid when put or call options are purchased by the Portfolio, represent investments, which are marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the premium paid. When the Portfolio enters into a closing sales transaction, the Fund will realize a gain or loss depending on whether the proceeds from the closing sales transaction are greater or less than the premium paid for the option. When the Portfolio exercises a put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Portfolio exercises a call option, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid.

  At September 30, 1999, the Portfolio had 22 purchased call options with a total cost of $384,772.

  When a Portfolio writes a call or put option, an amount equal to the premium received by the Portfolio is recorded as a liability, the value of which is marked-to-market daily. When a written option expires, the Portfolio realizes a gain equal to the amount of the premium received. When the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain or loss depending upon whether the cost of the closing transaction is greater or less than the premium originally received, without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When a written call option is exercised the proceeds of the security sold will be increased by the premium originally received. When a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Portfolio purchased upon exercise. When written index options are exercised, settlement is made in cash.

  The risk associated with purchasing options is limited to the premium originally paid. The Portfolio enters into options for hedging purposes. The risk in writing a covered call option is that the Portfolio gives up the opportunity to participate in any increase in the price of the underlying security beyond the exercise price. The risk in writing a put option is that the Portfolio is exposed to the risk of loss if the market price of the underlying security declines.

  The following covered call option transactions occurred during the period ended September 30, 1999:

                                                          Number of
                                                          Contracts Premiums
------------------------------------------------------------------------------
Options written during the period ended September 30,
 1999....................................................   51,300  $ 503,777
Options cancelled in closing purchase transactions.......  (17,000)  (216,137)
Options exercised........................................  (11,200)   (97,073)
------------------------------------------------------------------------------
Options written, outstanding at September 30, 1999          23,100  $ 190,567
------------------------------------------------------------------------------

  The following table represents the covered call option written contracts open at September 30, 1999:

                                                                Strike
Number of Contracts                                  Expiration Price   Value
-------------------------------------------------------------------------------
2,000 ADC Telecommunication, Inc....................  11/20/99  $35.00 $ 16,500
3,700 AmSouth Bancorporation........................  12/18/99   17.50   24,050
1,400 BP Amoco PLC..................................   1/22/00   80.00   41,825
1,300 BP Amoco PLC..................................   1/22/00   90.00   29,900
7,400 Browning Ferris Industries, Inc...............  12/18/99   45.00      925
3,300 El Paso Corp..................................  10/16/99   30.00   33,413
  600 MCI WorldCom, Inc.............................   1/22/00   75.00    3,450
1,400 SBC Communications Inc........................   1/22/00   45.00   11,375
1,400 SBC Communications Inc........................  10/16/99   45.00    9,100
  600 Texas Instruments Inc.........................  10/16/99   77.50    4,050
-------------------------------------------------------------------------------
Total Covered Call Options Written
(Premiums received -- $190,567)....................................... $174,588
-------------------------------------------------------------------------------

  6. Repurchase Agreements

  The Fund purchases (and its custodian takes possession of) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value of the collateral in amounts at least equal to the repurchase price.

  7. Short Sales of Securities

  A short sale is a transaction in which the Portfolio sells securities it does not own (but has borrowed) in anticipation of a decline in the market price of the securities. To complete a short sale, the Portfolio may arrange through a broker to borrow the securities to be delivered to the buyer. The proceeds received by the Portfolio for the short sale are retained by the broker until the Portfolio replaces the borrowed securities. In borrowing the securities to be delivered to the buyer, the Portfolio becomes obligated to replace the securities borrowed at their market price at the time of replacement, whatever that price may be.

  As of September 30, 1999, the Portfolio had the following open short sale transactions:

 SHARES                           SECURITY                              VALUE
--------------------------------------------------------------------------------
 14,540 Abbott Laboratories .......................................  $   534,345
    625 Action Performance Cos., Inc.*.............................       13,164
  3,800 Activision Inc.*...........................................       66,975
  3,334 ADC Telecommunications, Inc.*..............................      139,820
  4,975 Adelphia Communications Corp., Class A Shares*.............      292,592
  4,700 Advanced Micro Devices, Inc.*..............................       80,781
  1,750 AES Corp.*.................................................      103,250
  1,500 Affiliated Computer Services, Inc., Class A Shares*........       60,937
    650 Affymetrix Inc.*...........................................       63,984
  2,600 AFLAC Inc. ................................................      108,875
  1,556 Albertson's, Inc. .........................................       61,559
  2,100 Alpharma, Inc., Class A Shares ............................       74,156
    850 Amazon.com, Inc. ..........................................       67,947
  1,750 Ameritrade Holding Corp.*..................................       32,156
  3,500 Arkansas Best Corp. .......................................       43,312
  7,612 At Home Corp. .............................................      315,422
  4,212 AT&T Corp. ................................................      183,222
  3,100 Automatic Data Processing, Inc. ...........................      138,337
  4,700 AutoZone, Inc.*............................................      131,894
  2,350 Avado Brands Inc. .........................................       13,219
  3,100 Aviron*....................................................       75,175
  2,200 The Bank of New York Co. Inc. .............................       73,562
  1,600 Barnes & Noble, Inc.*......................................       41,600
  4,364 BB&T Corp. ................................................      141,259
  4,300 Bea Systems, Inc.*.........................................      151,844
  2,100 Beckman Coulter, Inc. .....................................       94,762
  2,700 Becton, Dickinson & Co. ...................................       75,769
  1,900 Black & Decker Corp. ......................................       86,806
  5,200 Cabletron Systems, Inc.*...................................       81,575
  2,100 Campbell Soup Co. .........................................       82,162
  1,800 Caterpillar Inc. ..........................................       98,662
  7,944 CBS Corp. .................................................      367,410
  4,250 Cendant Corp.*.............................................       75,437
  3,100 Ceridian Corp. ............................................       77,112
  2,500 The Charles Schwab Corp. ..................................       84,219
  7,410 Charter One Financial, Inc. ...............................      171,361
  2,600 CheckFree Holdings Corp.*..................................      106,925
  3,100 Chiron Corp.*..............................................       85,831
      9 Chittenden Corp. ..........................................          248
  1,300 CIENA Corp.*...............................................       47,450
  1,100 CIGNA Corp. ...............................................       85,525
  2,900 Cincinnati Financial Corp. ................................      108,841
  7,044 Citizens Banking Corp. of Michigan ........................      184,024
      5 CK Witco Corp. ............................................           73
  1,600 Clear Channel Communications, Inc.*........................      127,800
  2,800 CNA Financial Corp.*.......................................       98,000
  1,750 CNF Transportation, Inc. ..................................       65,187
  2,000 The Coca-Cola Co. .........................................       96,125
  2,200 Coca-Cola Enterprises Inc. ................................       49,637
  3,500 Compaq Computer Corp. .....................................       80,281
  1,097 Conoco Inc. ...............................................       30,030
  1,900 Dana Corp. ................................................       70,537

 SHARES                           SECURITY                              VALUE
--------------------------------------------------------------------------------
  2,100 Deere & Co. ...............................................  $    81,244
  1,141 E.I. du Pont de Nemours & Co. .............................       69,458
    128 Eastern Enterprises .......................................        5,944
    600 Eastman Kodak Co. .........................................       45,262
  5,020 El Paso Energy Corp. ......................................      199,859
  1,550 Elan Corp. PLC ADR ........................................       52,022
  2,654 EMC Corp. .................................................      189,595
  4,100 Emcor Group Inc.*..........................................       78,925
  1,800 Emerson Electric Co. ......................................      113,737
  2,462 Fifth Third Bancorp .......................................      149,797
  2,200 Financial Federal Corp.*...................................       41,525
     90 Firstar Corp. .............................................        2,306
  3,712 Fleet Financial Group Inc. ................................      135,952
  2,200 Fluor Corp. ...............................................       88,550
  4,800 Frontier Insurance Group Inc. .............................       42,000
  1,800 GATX Corp. ................................................       55,912
    700 General Electric Co. ......................................       82,994
  1,100 General Motors Corp. ......................................       69,231
  1,700 General Motors Corp., Class H Shares*......................       97,325
  2,500 Genesco Inc.*..............................................       31,250
  2,900 Gillette Co. ..............................................       98,419
  1,800 Goodyear Tire & Rubber Co. ................................       86,625
  2,000 Harcourt General Inc. .....................................       83,250
  1,200 HCR Manor Care, Inc. ......................................       20,625
  2,100 Hershey Foods Corp. .......................................      102,244
  7,000 Hilton Hotels Corp. .......................................       69,125
  6,000 Hollinger International Inc. ..............................       71,250
  2,500 HON INDUSTRIES Inc. .......................................       48,125
  2,800 i2 Technologies, Inc.*.....................................      108,675
    250 Illinois Tool Works Inc. ..................................       18,641
  1,400 Immunex Corp.*.............................................       60,725
 11,358 Infinity Broadcasting Corp.*...............................      332,931
  1,200 Intermedia Communications, Inc.*...........................       26,100
  2,200 International Flavors & Fragrances Inc. ...................       75,900
  2,900 ITT Industries, Inc. ......................................       92,256
  2,200 J.C. Penney Co. ...........................................       75,625
  2,900 J.D. Edwards & Co.*........................................       60,084
  2,595 Johnson & Johnson .........................................      238,416
  3,400 Keane, Inc.*...............................................       77,562
  2,700 Kellogg Co. ...............................................      101,081
  6,900 Kmart Corp.*...............................................       80,644
  3,750 Lamar Advertising Co.*.....................................      185,625
  1,800 Level 3 Communications, Inc.*..............................       93,994
  2,900 The Limited, Inc. .........................................      110,925
  2,600 Lockheed Martin Corp. .....................................       84,987
  2,233 Lucent Technologies Inc. ..................................      144,866
    225 Magna International Inc., Class A Shares ..................       11,180
  2,650 Mail-Well, Inc.*...........................................       36,769
  2,500 Mandalay Resort Group*.....................................       49,375
  4,200 Manor Care Inc.*...........................................       72,188
  1,650 Mark IV Industries, Inc. ..................................       32,588
  2,500 Masco Corp. ...............................................       77,500
  2,500 McDonald's Corp. ..........................................      107,500
  2,800 Medtronic, Inc. ...........................................       99,400
  3,500 Mellon Bank Corp.*.........................................      118,125
  4,300 Metro-Goldwyn-Mayer Inc. ..................................       75,250
      1 Metromedia Fiber Network, Inc. ............................            5
  1,900 Metromedia International Group Inc.*.......................        7,838
    900 Michaels Stores, Inc.*.....................................       26,550
  1,200 Micron Technology Inc.*....................................       79,875
  1,750 MidAmerican Energy Holdings Co. ...........................       51,625
    800 Minnesota Mining and Manufacturing Co. ....................       76,850

 SHARES                           SECURITY                              VALUE
--------------------------------------------------------------------------------
  4,800 Mirage Resorts Inc.*.......................................  $    67,500
  2,400 MRV Communications Inc.* ..................................       56,850
  2,700 National Commerce Bancorporation. .........................       59,316
  2,500 NCR Corp. .................................................       82,656
  1,200 Net B@nk Inc. .............................................       26,550
  1,750 Newfield Exploration Co. ..................................       57,641
  1,800 Nike, Inc. Class B Shares..................................      102,375
  4,100 Nordstrom, Inc. ...........................................      110,700
  2,487 North Fork Bancorporation, Inc. ...........................       48,497
  1,000 Northern Trust Corp. ......................................       83,500
  2,300 Oracle Corp. ..............................................      104,650
  4,700 Owens & Minor Inc. ........................................       45,238
  1,900 Owens Corning*.............................................       41,206
  4,400 Pall Corp. ................................................      102,025
  1,600 Panamsat Corp.* ...........................................       57,800
  3,000 Pfizer Inc. ...............................................      107,813
  2,400 Pharmacia & Upjohn Inc. ...................................      119,100
  9,000 Pier 1 Imports, Inc. ......................................       60,750
  5,000 Pioneer Standard Electronics, Inc. ........................       72,188
  3,000 Pogo Producing Co. ........................................       62,250
  2,800 Polaroid Corp. ............................................       72,800
  1,300 PPG Industries Inc. .......................................       78,000
  2,850 Pride International Inc.* .................................       40,434
    700 The Progressive Corp. .....................................       57,181
  1,925 PSINet Inc.* ..............................................       69,240
  7,759 Quebecor Printing Inc. ....................................      177,972
  5,400 Qwest Communications International Inc. ...................      159,638
  1,500 Raytheon Co. ..............................................       74,438
  2,800 Rite Aid Corp. ............................................       38,675
  1,950 Robbins & Meyers, Inc. ....................................       30,225
  1,800 SAFECO Corp. ..............................................       50,400
    700 Safeguard Scientifics, Inc. ...............................       47,600
  3,200 Saks Inc.* ................................................       48,600
    675 Sanmina Corp.* ............................................       52,228
    272 SBC Communications, Inc. ..................................       13,889
  1,675 SEACOR SMIT Inc.*..........................................       85,844
  2,400 Seagate Technology, Inc.* .................................       73,950
  1,400 Seagram Co. Ltd. ..........................................       63,700
  1,300 Sepracor Inc.* ............................................       98,150
  5,600 Shire Pharmaceuticals Group PLC ADR*.......................      161,350
    225 Siebel Systems, Inc. ......................................       14,991
  1,450 Solectron Corp. ...........................................      104,128
  2,000 Speedway Motorsports, Inc.* ...............................       86,625
  1,200 Sprint Corp. ..............................................       89,475
  4,150 Standard Motor Products, Inc. .............................       80,666
  3,000 The Stanley Works..........................................       75,563
  1,300 Suntrust Banks, Inc. ......................................       85,475
  4,000 Synovus Financial Corp. ...................................       74,750
  1,800 SYSCO Corp. ...............................................       63,113
  2,100 T. Rowe Price Associates, Inc. ............................       57,619
  3,300 Tektronix, Inc. ...........................................      110,550
  1,310 Telefonos De Mexico SA ADR, Series L.......................       93,337
  2,307 Texas Instruments Inc. ....................................      189,751
  1,000 Textron, Inc. .............................................       77,375
  2,000 Tosco Corp. ...............................................       50,500
  3,000 Total System Services Inc. ................................       48,000
  3,500 Tower Automotive, Inc. ....................................       69,344
  2,100 TRW Inc. ..................................................      104,475
  7,489 U.S. Bancorp...............................................      226,074
    525 Union Pacific Corp. .......................................       25,233
  6,800 United Asset Management Corp. .............................      130,900
  1,650 United Rentals, Inc.* .....................................       35,888

 SHARES                           SECURITY                              VALUE
--------------------------------------------------------------------------------
      1 UnumProvident Corp. .......................................  $         6
  1,800 Verio Inc. ................................................       55,800
  1,700 Verticalnet, Inc. .........................................       62,900
  6,282 VoiceStream Wireless Corp.*................................      387,717
    700 Wachovia Corp. ............................................       55,038
  3,500 Walgreen Co. ..............................................       88,813
  3,800 The Walt Disney Co.* ......................................       98,325
    550 Wellpoint Health Networks Inc.* ...........................       31,350
  3,100 Weyerhaeuser Co. ..........................................      178,638
  2,800 Winn - Dixie Stores Inc. ..................................       83,125
    900 WinStar Communications, Inc.* .............................       35,156
  1,300 Wm. Wrigley Jr. Co. .......................................       89,456
  2,500 Xerox Corp. ...............................................      104,844
  3,766 Zions Bancorp..............................................      207,601
--------------------------------------------------------------------------------
        Total Open Short Sales (Cost -- $17,891,077)...............  $16,980,902
--------------------------------------------------------------------------------

  *Non-income producing security.

  8. Shares of Beneficial Interest

  At September 30, 1999, the Portfolio had an unlimited number of shares of beneficial interest authorized with a par value of $0.001 per share. Transactions in shares were as follows:

                                                             Period Ended
                                                          September 30, 1999+
                                                         ----------------------
                                                          Shares      Amount
--------------------------------------------------------------------------------
Shares sold............................................. 3,340,357  $27,236,778
Shares issued on reinvestment...........................       --           --
Shares reacquired.......................................  (491,258)  (4,107,776)
--------------------------------------------------------------------------------
Net Increase............................................ 2,849,099  $23,129,002
--------------------------------------------------------------------------------

+For the period from May 10, 1999 (commencement of operations) to September 30,
  1999.

 Financial Highlights

For a share of beneficial interest outstanding throughout the period ended September 30:

                              1999(/1/)
---------------------------------------
Net Asset Value, Begin-
 ning of Period..........    $8.00
---------------------------------------
Income (Loss) From Opera-
 tions:
 Net investment
  loss(/2/)..............    (0.00)*
 Net realized and
  unrealized gain .......     0.44
---------------------------------------
Total Income From Opera-
 tions...................     0.44
---------------------------------------
Less Distributions From:
 Net investment income...       --
---------------------------------------
Total Distributions......       --
---------------------------------------
Net Asset Value, End of
 Period..................    $8.44
---------------------------------------
Total Return++...........     5.50%
---------------------------------------
Net Assets, End of Period
 (000s)..................  $24,033
---------------------------------------
Ratios to Average Net As-
 sets+:
 Expenses(/2/)...........     1.87%
 Loss....................    (0.00)**
---------------------------------------
Portfolio Turnover Rate..       61%
---------------------------------------

(1) For the period from May 10, 1999 (commencement of operations) to September 30, 1999 (unaudited).
(2) The expense ratio and the per share increase in net investment loss before fee waivers were as follows:

                                                 Per Share
                                              Increase to Net   Expense Ratio
                                              Investment Loss Without Fee Waiver
                                              --------------- ------------------
   1999......................................      $0.02            2.57%+

 * Amount represents less than $0.01 per share.
** Amount represents less than 0.01%.
 ++Total return is not annualized, as it may not be representative of the total return for the year.
 + Annualized.

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






  This report is submitted for the general information of the shareholders of
                    Consulting Group Capital Markets Funds.
     It is not authorized for distribution to prospective investors unless accompanied or preceded by a current Prospectus for the Trust which contains information concerning the Trust's investment policies, charges and expenses as well as other pertinent information.

  TK 2122 11/99  Consulting Group Capital Markets Funds . 222
  Delaware Avenue . Wilmington, Delaware        .       19801